Pay vs Performance Disclosure	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 15, 2024	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

			Average Summary Compensation Table Total	Average Compensation Actually Paid	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (1)	for Non- PEO Named Executive Officers ($) (2)	to Non-PEO Named Executive Officers ($) (2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (3)	Net Income ($M)	Return on Equity (4)

2024	$10,275,160	$15,081,111	$3,639,459	$5,020,910	$163	$131	$788	12.2%

2023	$8,752,029	$3,865,078	$2,631,565	$1,430,971	$126	$116	$722	12.6%

2022	$8,195,178	$2,246,805	$2,463,991	$909,058	$110	$116	$1,057	20.7%

2021	$7,323,619	$21,611,192	$2,906,340	$7,042,849	$196	$125	$899	22.3%

2020	$6,270,271	$8,327,177	$2,695,393	$3,406,782	$108	$91	$507	16.1%

(1)
Reflects compensation for our CEO, Kenneth Vecchione, who served as our Principal Executive Officer (PEO) in 2020, 2021, 2022, 2023 and 2024. Mr. Vecchione was on a medical leave of absence for the final 20 days of 2024 and Mr. Gibbons was appointed interim Chief Executive Officer on December 16, 2024. Mr. Gibbons received no additional compensation for this interim role during those few days at the end of 2024 and, therefore, the information in this table reflects only the compensation of Mr. Vecchione.
(2)
Reflects compensation for Dale Gibbons, Randall Theisen, Timothy Boothe, and Robert Sarver in 2020; Dale Gibbons, Randall Theisen, Timothy Boothe, and Robert Sarver in 2021; and Dale Gibbons, Timothy Boothe, Tim Bruckner, and Steve Curley in 2022, 2023 and 2024, as shown in the Summary Compensation Table for each respective year.
(3)
Peer Group used for TSR comparisons reflects the KBW Regional Banking Index.
(4)
Reflects the Company's comparative return on equity with CET1 ratio governor.

To calculate “compensation actually paid” to our PEO and non-PEO NEOs the following adjustments were made to Summary Compensation Table total pay:

	2024
Adjustments	PEO	Avg. Non-PEO NEOs

Summary Compensation Total	$10,275,160	$3,639,459

Deduction for amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for applicable FY	$(5,920,833)	$(1,960,519)

Increase in fair value of awards granted during applicable FY that remain unvested as of applicable FY end, determined as of applicable FY end	$8,929,965	$2,954,154

Change in fair value of awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in fair value from prior FY end to applicable FY end	$2,013,649	$496,769

Change in fair value of awards granted during prior FY that vested during applicable FY, determined based on change in fair value from prior FY end to vesting date	$(216,830)	$(44,351)

Reduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT for applicable FY	$—	$(64,602)

Total adjustments	$4,805,951	$1,381,451

Compensation Actually Paid	$15,081,111	$5,020,910

The equity awards included above comprise PSUs, RSAs, CSRUs and DSUs from 2021 through 2024.

The amounts are based on the fair value of the equity awards as of the applicable year end or vesting date as required by SEC rules. Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. RSAs, CSRUs and DSUs are valued based on the stock price on the relevant measurement date. PSUs are adjusted to reflect an accrued payout factor consistent with assumptions used for ASC 718 purposes, and the stock price on the relevant measurement date.

Company Selected Measure Name			Return onEquity
Named Executive Officers, Footnote
(2)
Reflects compensation for Dale Gibbons, Randall Theisen, Timothy Boothe, and Robert Sarver in 2020; Dale Gibbons, Randall Theisen, Timothy Boothe, and Robert Sarver in 2021; and Dale Gibbons, Timothy Boothe, Tim Bruckner, and Steve Curley in 2022, 2023 and 2024, as shown in the Summary Compensation Table for each respective year.

Peer Group Issuers, Footnote			(3) Peer Group used for TSR comparisons reflects the KBW Regional Banking Index.
PEO Total Compensation Amount			$ 10,275,160	$ 8,752,029	$ 8,195,178	$ 7,323,619	$ 6,270,271
PEO Actually Paid Compensation Amount			$ 15,081,111	3,865,078	2,246,805	21,611,192	8,327,177
Adjustment To PEO Compensation, Footnote

To calculate “compensation actually paid” to our PEO and non-PEO NEOs the following adjustments were made to Summary Compensation Table total pay:

	2024
Adjustments	PEO	Avg. Non-PEO NEOs

Summary Compensation Total	$10,275,160	$3,639,459

Deduction for amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for applicable FY	$(5,920,833)	$(1,960,519)

Increase in fair value of awards granted during applicable FY that remain unvested as of applicable FY end, determined as of applicable FY end	$8,929,965	$2,954,154

Change in fair value of awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in fair value from prior FY end to applicable FY end	$2,013,649	$496,769

Change in fair value of awards granted during prior FY that vested during applicable FY, determined based on change in fair value from prior FY end to vesting date	$(216,830)	$(44,351)

Reduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT for applicable FY	$—	$(64,602)

Total adjustments	$4,805,951	$1,381,451

Compensation Actually Paid	$15,081,111	$5,020,910

The equity awards included above comprise PSUs, RSAs, CSRUs and DSUs from 2021 through 2024.

The amounts are based on the fair value of the equity awards as of the applicable year end or vesting date as required by SEC rules. Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. RSAs, CSRUs and DSUs are valued based on the stock price on the relevant measurement date. PSUs are adjusted to reflect an accrued payout factor consistent with assumptions used for ASC 718 purposes, and the stock price on the relevant measurement date.

Non-PEO NEO Average Total Compensation Amount			$ 3,639,459	2,631,565	2,463,991	2,906,340	2,695,393
Non-PEO NEO Average Compensation Actually Paid Amount			$ 5,020,910	1,430,971	909,058	7,042,849	3,406,782
Adjustment to Non-PEO NEO Compensation Footnote

To calculate “compensation actually paid” to our PEO and non-PEO NEOs the following adjustments were made to Summary Compensation Table total pay:

	2024
Adjustments	PEO	Avg. Non-PEO NEOs

Summary Compensation Total	$10,275,160	$3,639,459

Deduction for amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for applicable FY	$(5,920,833)	$(1,960,519)

Increase in fair value of awards granted during applicable FY that remain unvested as of applicable FY end, determined as of applicable FY end	$8,929,965	$2,954,154

Change in fair value of awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in fair value from prior FY end to applicable FY end	$2,013,649	$496,769

Change in fair value of awards granted during prior FY that vested during applicable FY, determined based on change in fair value from prior FY end to vesting date	$(216,830)	$(44,351)

Reduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT for applicable FY	$—	$(64,602)

Total adjustments	$4,805,951	$1,381,451

Compensation Actually Paid	$15,081,111	$5,020,910

The equity awards included above comprise PSUs, RSAs, CSRUs and DSUs from 2021 through 2024.

The amounts are based on the fair value of the equity awards as of the applicable year end or vesting date as required by SEC rules. Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. RSAs, CSRUs and DSUs are valued based on the stock price on the relevant measurement date. PSUs are adjusted to reflect an accrued payout factor consistent with assumptions used for ASC 718 purposes, and the stock price on the relevant measurement date.

Compensation Actually Paid vs. Total Shareholder Return			PEO and average non-PEO NEO CAP vs Company TSR and KBW Index
Compensation Actually Paid vs. Net Income			PEO and average non-PEO NEO CAP vs GAAP Net Income
Compensation Actually Paid vs. Company Selected Measure			PEO and average non-PEO NEO CAP vs Return on Equity
Tabular List, Table

Tabular List of Company Performance Measures

The following table alphabetically lists the measures we believe are most important in linking compensation actually paid to company performance during 2024.

(1) Adjusted EPS

(2) Comparative ROE

(3) Net Charge-Off Ratio

(4) Non-Credit Enhanced Deposit Growth

(5) Organic Loan Growth

(6) Operating Noninterest Income

(7) Relative TSR

Total Shareholder Return Amount			$ 163	126	110	196	108
Peer Group Total Shareholder Return Amount			131	116	116	125	91
Net Income (Loss)			$ 788,000,000	$ 722,000,000	$ 1,057,000,000	$ 899,000,000	$ 507,000,000
Company Selected Measure Amount			12.2	12.6	20.7	22.3	16.1
PEO Name	Mr. Gibbons	Kenneth Vecchione		Kenneth Vecchione	Kenneth Vecchione	Kenneth Vecchione	Kenneth Vecchione
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EPS
Measure:: 2
Pay vs Performance Disclosure
Name			Comparative ROE
Measure:: 3
Pay vs Performance Disclosure
Name			Net Charge-Off Ratio
Measure:: 4
Pay vs Performance Disclosure
Name			Non-Credit Enhanced Deposit Growth
Measure:: 5
Pay vs Performance Disclosure
Name			Organic Loan Growth
Measure:: 6
Pay vs Performance Disclosure
Name			Operating Noninterest Income
Measure:: 7
Pay vs Performance Disclosure
Name			Relative TSR
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 4,805,951
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,920,833)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,929,965
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,013,649
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(216,830)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,381,451
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(64,602)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,960,519)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,954,154
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			496,769
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (44,351)